Mortgage Servicing Rights, Net	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights, Net [Abstract]
Mortgage Servicing Rights, Net

NOTE 7 Mortgage Servicing Rights, Net

A summary of mortgage servicing activity is as follows:

(Dollars in thousands)	2011	2010
Mortgage servicing rights:
Balance, beginning of year	$1,586	$1,315
Originations	461	753
Amortization	(562)	(482)

Balance, end of year	1,485	1,586

Valuation reserve	0	0

Mortgage servicing rights, net	$1,485	$1,586

Fair value of mortgage servicing rights	$1,878	$2,263

All of the single family loans sold where the Company continues to service the loans are serviced for FNMA under the mortgage-backed security program or the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced at December 31, 2011:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term 30 year fixed rate	$205,727	5.09%	298	1,803
Original term 15 year fixed rate	98,645	4.40	128	1,395
Adjustable rate	598	3.25	285	9

The gross carrying amount of mortgage servicing rights and the associated accumulated amortization at December 31, 2011 and 2010 are presented in the following table. Amortization expense for mortgage servicing rights was $562,000 and $482,000 for the years ended December 31, 2011 and 2010, respectively.

(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Unamortized Intangible Assets
December 31, 2011
Mortgage servicing rights	$3,417	(1,932)	1,485

Total	$3,417	(1,932)	1,485

December 31, 2010
Mortgage servicing rights	$4,172	(2,586)	1,586

Total	$4,172	(2,586)	1,586

The following table indicates the estimated future amortization expense for amortized intangible assets:

(Dollars in thousands) Year ended December 31,	Mortgage Servicing Rights
2012	$345
2013	326
2014	300
2015	259
2016	167
Thereafter	88

$1,485

Projections of amortization are based on asset balances and the interest rate environment that existed at December 31, 2011. The Company’s actual experience may be significantly different depending upon changes in mortgage interest rates and other market conditions.